FAIR VALUE MEASUREMENTS (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Assets:
Real estate acquired in settlement of loans	$ 5,150,663	$ 5,802,254
Amount of transfers between levels within the fair value hierarchy	0	0
Fair Value Measurements Nonrecurring
Assets:
Impaired loans, net	2,290,000	3,742,000
Real estate acquired in settlement of loans	5,151,000	5,802,000
Total assets	7,441,000	9,544,000
Fair Value Measurements Nonrecurring | Fair Value Inputs Level 3
Assets:
Impaired loans, net	2,290,000	3,742,000
Real estate acquired in settlement of loans	5,151,000	5,802,000
Total assets	7,441,000	9,544,000
Fair Value Measurements Nonrecurring | Change During Period Fair Value Disclosure
Assets:
Impaired loans, net	2,323,000	3,501,000
Real estate acquired in settlement of loans	226,000	(276,000)
Total assets	$ 2,549,000	$ 3,225,000